UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08979

The Victory Variable Insurance Funds
(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, Ohio		43219
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		614-470-8000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments.

The Victory Variable Insurance Funds	Schedule of Portfolio Investments
Diversified Stock Fund	March 31, 2015
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

Common Stocks (98.0%):

Consumer Discretionary (14.8%):
Advance Auto Parts, Inc.	3,600	$539
H&R Block, Inc.	42,300	1,356
Hilton Worldwide Holdings, Inc.(a)	44,200	1,309
Johnson Controls, Inc.	18,500	933
Newell Rubbermaid, Inc.	24,000	938
PVH Corp.	4,500	480
Starbucks Corp.	7,400	701
Tractor Supply Co.	5,800	493
		6,749
Consumer Staples (8.1%):
CVS Caremark Corp.	11,100	1,146
Diageo PLC, ADR	8,000	885
The Procter & Gamble Co.	8,890	728
Wal-Mart Stores, Inc.	11,300	929
		3,688
Energy (5.4%):
Chesapeake Energy Corp.	33,000	467
Occidental Petroleum Corp.	14,780	1,079
Schlumberger Ltd.	5,700	476
Weatherford International PLC(a)	37,600	462
		2,484
Financials (12.9%):
American Express Co.	7,900	617
Bank of America Corp.	58,100	894
Bank of New York Mellon Corp.	29,100	1,171
Citigroup, Inc.	33,930	1,748
Progressive Corp.	48,000	1,306
Regions Financial Corp.	14,800	140
		5,876
Health Care (17.0%):
Abbott Laboratories	14,600	676
Baxter International, Inc.	14,180	971
Cardinal Health, Inc.	6,100	551
Eli Lilly & Co.	12,200	886
Medtronic PLC	19,400	1,514
Merck & Co., Inc.	18,100	1,040
Perrigo Co. PLC	3,400	563
Pfizer, Inc.	44,620	1,552
		7,753
Industrials (11.4%):
Danaher Corp.	8,730	741
Masco Corp.	30,400	812
Nielsen Holdings NV	18,600	829
Precision Castparts Corp.	5,600	1,175
Stanley Black & Decker, Inc.	6,900	658
United Parcel Service, Inc., Class B	10,280	997
		5,212
Information Technology (26.3%):
Apple, Inc.	7,200	896
Applied Materials, Inc.	76,600	1,728
Cisco Systems, Inc.	51,500	1,418
EMC Corp.	70,200	1,794
F5 Networks, Inc.(a)	8,700	1,000
Facebook, Inc.(a)	7,200	592
Google, Inc., Class C(a)	3,378	1,851
SAP SE, ADR	15,500	$1,119
Twitter, Inc.(a)	14,700	736
Visa, Inc., Class A	13,600	890
		12,024
Materials (2.1%):
Air Products & Chemicals, Inc.	6,200	938
Total Common Stocks (Cost $38,881)		44,724

Investment Companies (2.8%):
Federated Treasury Obligations Fund, Institutional Shares, 0.01%(b)	1,270,796	1,271
Total Investment Companies (Cost $1,271)		1,271
Total Investments (Cost $40,152) - 100.8%		45,995
Liabilities in excess of other assets - (0.8%)		(382)
NET ASSETS - 100.0%		$45,613

(a)	Non-income producing security.
(b)	Rate disclosed is the daily yield on 3/31/2015.

ADR - American Depositary Receipt

PLC - Public Liability Co.

See notes to schedule of investments.

1. Federal Tax Information:

At March 31, 2015, the cost basis for federal tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows (in thousands):

Net
	Cost of Investments	Gross	Gross	Unrealized
	for Federal	Unrealized	Unrealized	Appreciation /
Portfolio	Tax Purposes	Appreciation	Depreciation	Depreciation
Diversified Stock Fund	$40,251	$6,389	$(645)	$5,744

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by The Victory Variable Insurance Funds (the “Trust”) in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Trust currently offers shares of one fund, the Diversified Stock Fund (the “Fund”).

Securities Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments in other open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 or Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

For the period ended March 31, 2015, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2015, while the breakdown, by category, of common stocks is disclosed on the Schedule of Portfolio Investments (in thousands):

		Level 2-
	Level 1 -	Other Significant
Investment	Quoted Prices	Observable Inputs	Total
Common Stocks	$44,724	$—	$44,724
Investment Companies	—	1,271	1,271
Total	$44,724	$1,271	$45,995

There were no transfers between Level 1 and Level 2 as of March 31, 2015.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date. For financial reporting purposes, however, portfolio security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

3. Risks:

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Fund’s adviser, Victory Capital Management Inc., to be of comparable quality.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Victory Variable Insurance Funds

By (Signature and Title)	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date	May 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher Dyer
Christopher Dyer, President

Date	May 18, 2015

By (Signature and Title)	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date	May 18, 2015